Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concerning other borrowings
Other borrowings	$ 12,672	$ 19,161
Fixed Rate Borrowing [Member]
Concerning other borrowings
Maturity Date Range, From	Mar. 14, 2012
Maturity Date Range, To	Dec. 21, 2017
Weighted average interest rate	3.62%
Stated interest rate range From	3.48%
Stated interest rate range To	3.73%
Other borrowings	12,000	18,000
Fixed Rate Amortizing Borrowing [Member]
Concerning other borrowings
Maturity Date Range, From	Jan. 01, 2012
Maturity Date Range, To	Mar. 01, 2017
Weighted average interest rate	6.01%
Stated interest rate range From	4.80%
Stated interest rate range To	7.15%
Other borrowings	$ 672	$ 1,161